INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2014
INCOME TAXES [Abstract]
Provision for Income Taxes on Continuing Operations by Tax Jurisdiction
	2014	2013	2012
Current
Federal	$247	$245	$197
State	34	23	12
Foreign	45	19	45
Total current	326	287	254
Deferred
Federal	(19)	(1)	(4)
State	2	(2)	1
Foreign	(4)	(5)	(8)
Total deferred	(21)	(8)	(11)
Total	$305	$279	$243

Earnings from Continuing Operations before Income Taxes, by Tax Jurisdiction
	2014	2013	2012
United States	$754	$724	$649
Foreign	130	128	129
Total	$884	$852	$778

Effective Income Tax Rate Reconciliation
	2014	2013	2012
Statutory federal tax rate	35.0%	35.0%	35.0%
State taxes (net of federal tax benefits)	2.6	1.7	1.1
Tax differential on foreign earnings	(0.3)	(2.9)	(2.0)
Domestic manufacturing deduction	(2.3)	(2.3)	(2.3)
Change in Valuation Allowance	0.6	0.7	0.8
Other differences	(1.0)	0.5	(1.3)
Effective tax rate	34.6%	32.7%	31.3%

Current and Noncurrent Deferred Tax Assets and Liabilities
	2014	2013
Deferred tax assets
Compensation and benefit programs	$171	$176
Basis difference related to Venture Agreement	30	30
Accruals and reserves	53	55
Inventory costs	20	20
Net operating loss and tax credit carryforwards	37	33
Other	63	51
Subtotal	374	365
Valuation allowance	(51)	(36)
Total deferred tax assets	323	329

Deferred tax liabilities
Fixed and intangible assets	(269)	(273)
Low-income housing partnerships	(24)	(23)
Unremitted foreign earnings	(8)	(18)
Other	(26)	(24)
Total deferred tax liabilities	(327)	(338)
Net deferred tax liabilities	$(4)	$(9)

Summary of Deferred Tax Asset Valuation Allowance
	2014	2013
Valuation allowance at beginning of year	$(36)	$(20)
Net decrease in realizability of foreign deferred tax assets	(12)	(9)
Net increase in foreign net operating loss carryforward and other	(3)	(7)
Valuation allowance at end of year	$(51)	$(36)

Reconciliation of Gross Unrecognized Tax Benefits
	2014	2013	2012
Unrecognized tax benefits - July 1	$69	$80	$97
Gross increases - tax positions in prior periods	3	3	4
Gross decreases - tax positions in prior periods	(5)	(19)	(17)
Gross increases - current period tax positions	7	7	5
Gross decreases - current period tax positions	-	-	(1)
Lapse of applicable statute of limitations	(1)	(2)	(2)
Settlements	(2)	-	(6)
Unrecognized tax benefits - June 30	$71	$69	$80